Annual Fund Operating Expenses - First Trust Dorsey Wright DALI 1 ETF - First Trust Dorsey Wright DALI 1 ETF	May 03, 2021
Operating Expenses:
Management Fees	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses	0.81%